Fair Value Measurements - Activity (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Net Sales
Derivative [Line Items]
Gain (loss) on cash flow hedges	$ 1	$ 3
Gain on forward currency exchange contracts not designated as hedges	0	0	$ 0	$ 0	$ 0
Cost of sales
Derivative [Line Items]
Gain (loss) on cash flow hedges	10	0
Gain on forward currency exchange contracts not designated as hedges	0	0	0	0	0
Other (income) expense, net, operating
Derivative [Line Items]
Gain (loss) on cash flow hedges	0	(2)
Gain on forward currency exchange contracts not designated as hedges	$ 6	$ 8	$ 33	$ (15)	$ (34)